ASSETS AND LIABILITIES HELD FOR SALE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
Impairment loss	¥ 27	¥ 0
HELD FOR SALE - Continuing operations | Lease and owned hotels
Assets held for sale::
Cash and cash equivalents and restricted cash	8	17
Property and equipment, net	82	102
Operating lease right-of-use assets	1,732	1,834
Finance lease right-of-use assets	67	295
Other assets, net	52	65
Total	1,941	2,313
Liabilities held for sale:
Accrued expenses and other current liabilities	62	102
Operating lease liabilities, current	69	76
Operating lease liabilities, non-current	1,785	1,936
Finance lease liabilities	71	324
Other liabilities	97	98
Total	¥ 2,084	¥ 2,536